Total
Institutional Class, Class A, Class L | Yorktown Short Term Bond Fund
Yorktown Short Term Bond Fund
Investment Objective – The Fund's investment objective is to seek income consistent with the preservation of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Yorktown Funds. More information about these and other discounts is available from your financial professional and in the "How to Reduce Your Sales Charges" Section on page 50 of the Fund's prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Yorktown Short Term Bond Fund - Institutional Class, Class A, Class L - USD ($)		Class A		Class L	Institutional Class
Maximum sales charge (load) imposed on purchases (as percentage of offering price)		2.25%		none	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)		0.50%	[1]	none	none
Maximum Account fee (for accounts under $500)	[2]	$ 25		$ 25	$ 25
[1]	Effective February 18, 2020, large purchases of Class A shares (greater than $1 million) are generally subject to a CDSC of 0.25% if the shares are redeemed during the first 12 months after purchase, unless the dealer, at its discretion, has waived the commission advance paid by Ultimus Fund Distributors, LLC(the "Distributor")..
[2]	/yr

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Yorktown Short Term Bond Fund - Institutional Class, Class A, Class L	Class A	Class L	Institutional Class
Management Fee	0.70%	0.70%	0.70%
Distribution/Service (12b-1 Fees)	none	0.65%	none
Other Expenses	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses	0.89%	1.54%	0.89%

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Yorktown Short Term Bond Fund - Institutional Class, Class A, Class L - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A	314	502	707	1,296
Class L	157	486	839	1,834
Institutional Class	91	284	493	1,096

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Short Term Bond Fund invests at least 80% of its assets in fixed income securities that, in the Adviser's opinion, offer the opportunity for income consistent with preservation of capital. The Fund's portfolio will have an average aggregate maturity of not more than three years.

The Adviser exercises a flexible strategy in the selection of various types of debt (or fixed income) investments and is not limited by investment style, sector or asset class. The fund seeks to provide diversification by allocating the Fund's investments among various areas of the fixed income markets.

The Fund primarily invests in the investment grade debt securities of various types. Such investments primarily include (but not limited to):

■	Corporate debt of U.S. and foreign (including emerging market) issuers that are denominated in U.S. Dollars

■	Mortgage-backed and other asset-backed securities, including privately issued mortgage-related securities and commercial mortgage-backed securities (privately issued mortgage-related securities are limited to not more than 5% of the Fund's total assets)

■	Securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises

■	Bonds of foreign government issuers (including its agencies) payable in U.S. dollars

■	Inflation linked investments

■	Taxable municipal bonds and/or tax-exempt municipal bonds.

Although the Short Term Bond Fund invests primarily in investment-grade debt securities (as designated by S&P, Moody's or Fitch) it may invest a portion of its net assets in securities rated below investment grade. Normally we would expect the majority of these investments to be rated in the top tier of below investment grade (i.e. BB designations by S&P). Additionally, the Fund may invest a portion of its net assets in any one or a combination of the following types of fixed income securities including (but not limited to):

■	Preferred stock, baby bonds

■	High-yield debt securities (commonly referred to as ''lower-rated'' or ''junk" bonds

■	Senior loans, including bridge loans, assignments, and participations

■	Non-rated securities for S&P, Moody's or Fitch

■	Convertible securities, including convertible bonds and preferred stocks

The Fund attempts to manage interest rate risk through its management of dollar-weighted average modified duration of the securities it holds in its portfolio. Under normal conditions, the Fund's portfolio will have an average aggregate maturity of not more than three years. The Fund also attempts to manage risk through credit analysis with a focus on company assets, free cash flow, capital stock, earnings, economic prospects and debt structure. While not limited by these factors the goal of all investments is to provide a reasonable amount of income with the barbell of capital preservation and how they interact within the portfolio. To this end, the Fund does not attempt to purchase securities with a plan to quickly turnover those assets.

The Adviser may sell a security given a variety of circumstances, such as: when an investment no longer appears to the Adviser to offer the potential to achieve the Fund's investment objective; when an investment's performance does not meet the Adviser's expectations; when an investment opportunity arises that the Adviser believes is more compelling; to realize gains or limit losses; or to raise cash to meet shareholder redemptions or to pay expenses.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund's assets may be held in up to 100% cash and/or invested in money market mutual funds, money market instruments, including repurchase agreements or other short-term securities considered by the Adviser to be of a defensive nature. When the Fund is invested in this manner, it may not achieve its investment objective.

Principal Investment Risks

General Risks. There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests.

Debt Security Risk. The values of debt securities held by the Fund are affected by rising and declining interest rates. In general, debt securities with longer term maturities tend to fall more in value when interest rates rise than debt securities with shorter terms. A debt security is also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default, and therefore it may lose value if the issuer is unable to pay interest or repay principal when it is due.

Junk Bonds or High Yield, High Risk Securities Risk. Bonds rated below investment grade (i.e., BB or lower by S&P or Ba or lower by Moody's) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities.

Foreign Securities Risk. The Fund's direct or indirect investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect the Fund's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of the Fund's investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.

The Fund's Past Performance

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower. Updated performance information is available at www.yorktownfunds.com and by calling toll-free 888-933-8274.

Year-By-Year Annual Returns – Class A Shares (APIMX) (for calendar years ending on December 31)

During the period covered by the bar chart, Class A Shares' highest return for a quarter was 15.28% (quarter ended September 30, 2010) and the lowest return for a quarter was -14.67% (quarter ended June 30, 2010). Class A Shares' year to date total return as of March 31, 2020 was -4.04%.

Average Annual Total Returns (for periods ending on December 31, 2019)
Average Annual Total Returns - Yorktown Short Term Bond Fund - Institutional Class, Class A, Class L		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A		2.96%	1.49%	2.71%
Class A | After Taxes on Distributions	[1]	1.74%	0.18%	1.62%
Class A | After Taxes on Distributions and Sales	[1]	1.74%	0.54%	1.61%
Class L		4.31%	1.70%	2.31%
Institutional Class		5.27%	2.72%		2.21%	May 31, 2013
ICE BofAML U.S. Corporate & Government, 1-3 Years Index (reflects no deductions for fees, expenses or taxes)	[2]	4.07%	1.69%	1.58%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-Tax Returns are shown for only Class A Shares. After-tax returns for Class L and Institutional Class Shares will vary.
[2]	The ICE BofAML U.S. Corporate & Government, 1-3 Years Index covers the U.S. investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities, with a remaining term to final maturity less than 3 years.